NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Disposal of PSTT			¥ (90,696)
Interest-bearing loans and borrowings [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning			74,000
Changes from financing cash flows			(3,378)
Foreign exchange difference
Interest expenses			1,878
Disposal of PSTT			(72,500)
Balance at, ending
Dividends payable [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning
Changes from financing cash flows
Foreign exchange difference
Interest expenses
Disposal of PSTT
Balance at, ending
Due to related companies [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	1,243	9,069	3,408
Changes from financing cash flows	255	1,858	3,932
Foreign exchange difference	59	434	78
Interest expenses
Disposal of PSTT			1,651
Balance at, ending	1,557	11,361	9,069
Due to the Shareholder [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	11,739	85,673	7,153
Changes from financing cash flows	(690)	(5,035)	78,520
Foreign exchange difference	(283)	(2,071)
Interest expenses
Disposal of PSTT
Balance at, ending	10,766	78,567	85,673
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	49	360	2,915
Changes from financing cash flows	(51)	(373)	(1,024)
Foreign exchange difference	1	7	27
Interest expenses	1	6	99
Disposal of PSTT			(1,657)
Balance at, ending			¥ 360